UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2005*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillipe P. Laffont
Title:    Investment Manager
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  8/15/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

*The purpose of this amendment to Form 13F is to indicate that L.A.R.C. Capital, L.L.C. first became required to file Form 13F with respect to the quarter ending June 30, 2005 by virtue of having been assigned investment management discretion from its affiliates, Coatue Management, LLC ("Coatue"), Coatue
Offshore Fund, Ltd. ("Coatue Offshore"), Coatue Capital, L.L.C. ("Coatue Capital") and Coatue Qualified Partners, L.P. ("Coatue Qualified"). Coatue's 13F file number is 028-06391, Coatue Offshore's 13F file number is 028-10553, Capital Capital's 13F file number is 028-10522 and Coatue Qualified's 13F file number is 028-10554.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $363,414
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number               Name

----           -------------------                ------------------------------

                                                     FORM 13F INFORMATION TABLE
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          COLUMN 1              COL 2           COLUMN 3    COLUMN 4        COLUMN 5         COL 6    COL 7         COLUMN 8
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                                TITLE                                                                           VOTING AUTHORITY
                                OF                           VALUE     SHRS OR   SH/ PUT/   INVSTMT   OTHER   --------------------
       NAME OF ISSUER           CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN    MNGRS   SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC         COMMON          00971T101   13,092       997,082 SH         SOLE             997,082            0
AMERICA MOVIL SA DE CV          SPONSORED ADR   02364W105   19,883       333,550 SH         SOLE             333,550            0
AMERICAN TOWER CORP             CLASS A         029912201   36,130     1,718,826 SH         SOLE           1,718,826            0
ARIBA INC                       COMMON          04033V203      275        47,653 SH         SOLE              47,653            0
AUTHENTIDATE HLDNG CORP         COMMON          52666104       409       153,702 SH         SOLE             153,702            0
AVANEX CORP                     COMMON          05348W109       65        71,998 SH         SOLE              71,998            0
BOOKS A MILLION INC             COMMON          98570104       111        11,000 SH         SOLE              11,000            0
BOSTON COMMUNICATIONS GROUP     COMMON          100582105    1,286       624,223 SH         SOLE             624,223            0
BROADCOM CORP                   CLASS A         111320107   24,851       699,448 SH         SOLE             699,448            0
CENTILLIUM COMMUNICATIONS INC   COMMON          152319109      149        68,822 SH         SOLE              68,822            0
CREE INC                        COMMON          225447101      515        20,231 SH         SOLE              20,231            0
CROWN CASTLE INTL CORP          COMMON          228227104   12,765       628,223 SH         SOLE             628,223            0
DESIGN WITHIN REACH INC         COMMON          250557105    4,163       230,000 SH         SOLE             230,000            0
DYNAMIC MATLS CORP              COMMON          267888105    1,935        50,000 SH         SOLE              50,000            0
ELECTRONIC ARTS INC             COMMON          285512109   15,808       279,250 SH         SOLE             279,250            0
ENDWAVE CORP                    COMMON          29264A206      952        20,000 SH         SOLE              20,000            0
FALCONSTAR SOFTWARE INC         COMMON          306137100      637        97,531 SH         SOLE              97,531            0
GLOBAL CROSSING LTD.            SHS NEW         G3921A175       38       523,500 SH         SOLE             523,500            0
GLOBAL SIGNAL INC.              COMMON          37944Q103   13,048       346,567 SH         SOLE             346,567            0
GOOGLE INC                      CLASS A         38259P508   42,010       142,818 SH         SOLE             142,818            0
GREENFIELD ONLINE INC           COMMON          395150105    3,859       317,634 SH         SOLE             317,634            0
HANSEN NAT CORP                 COMMON          411310105    6,354        75,000 SH         SOLE              75,000            0
IPASS INC                       COMMON          46261V108    2,543       419,592 SH         SOLE             419,592            0
KERYX BIOPHARMACEUTICALS        COMMON          492515101    4,619       349,895 SH         SOLE             349,895            0
LA Z BOY INC                    COMMON          505336107    1,585       108,809 SH         SOLE             108,809            0
LEVEL 3 COMMUNICATIONS INC      COMMON          52729N100    3,059     1,506,814 SH         SOLE           1,506,814            0
MAGMA DESIGN AUTOMATION INC     COMMON          559181102   21,161     2,531,255 SH         SOLE           2,531,255            0
MONOLITHIC PWR SYS, INC         COMMON          609839105   11,455     1,289,934 SH         SOLE           1,289,945            0
NEOWARE SYS INC                 COMMON          64065P102    2,380       232,444 SH         SOLE             232,444            0
NETEASE.COM INC                 SPONSORED ADR   64110W102   36,789       644,184 SH         SOLE             644,184            0
OPEN TEXT CORP                  COMMON          683715106    1,148        81,050 SH         SOLE              81,050            0
OPLINK COMMUNICATIONS INC       COMMON          68375Q106       80        48,281 SH         SOLE              48,281            0
SCANSOFT INC                    COMMON          80603P107    1,500       397,963 SH         SOLE             397,963            0
SECURE COMPUTING CORP           COMMON          813705100    1,126       103,473 SH         SOLE             103,473            0
SHANDA INTERACTIVE ENTMT LTD    SPONSORED ADR   81941Q203   14,024       381,184 SH         SOLE             381,184            0
SKILLSOFT PLC                   SPONSORED ADR   830928107      834       241,769 SH         SOLE             241,769            0
SOHU.COM INC                    COMMON          83408W103    9,048       412,388 SH         SOLE             412,388            0
SONUS NETWORK INC               COMMON          835916107      642       134,510 SH         SOLE             134,510            0
SYMANTEC CORP                   COMMON          871503108   23,446     1,078,454 SH         SOLE           1,078,454            0
TESSERA TECHNOLOGIES INC        COMMON          88164L100   28,295       846,902 SH         SOLE             846,902            0
TTM TECHNOLOGIES INC            COMMON          87305R109    1,357       178,337 SH         SOLE             178,337            0

02984.0001 #593806